FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  January 27, 2012
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total: $167,332
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS US TIPS BOND   COMMON STOCK    464287176   2,502    21,443 SH       SOLE                   21,443
ISHARES BARCLAYS AGG BOND FUND  COMMON STOCK    464287226   1,669    15,134 SH       SOLE                   15,134
ISHARES IBOXX INV GR CORP BOND  COMMON STOCK    464287242  33,832   297,394 SH       SOLE                  297,394
ISHARES BARCLAYS 1-3 YEAR TREA  COMMON STOCK    464287457   2,262    26,770 SH       SOLE                   26,770
MARKET VECTORS EMERGING MARKET  COMMON STOCK    57060U522   9,507   387,901 SH       SOLE                  387,901
MORGAN STANLEY EMRG MKT DEBT F  COMMON STOCK    61744H105   3,550   341,018 SH       SOLE                  341,018
PIMCO 15+ YR US TIPS INDEX FUN  COMMON STOCK    72201R304   8,297   127,155 SH       SOLE                  127,155
PIMCO ENHANCED SHORT MATURITY   COMMON STOCK    72201R833   4,159    41,524 SH       SOLE                   41,524
POWERSHARES DB COMMODITY INDEX  COMMON STOCK    73935S105  18,460   687,776 SH       SOLE                  687,776
POWERSHARES FTSE RAFI US 1500  COMMON STOCK    73935X567   6,973   116,222 SH       SOLE                  116,222
POWERSHARES DB G10 CURRENCY HA  COMMON STOCK    73935Y102  13,619   573,210 SH       SOLE                  573,210
POWERSHARES EMER MKTS SOVEREIG  COMMON STOCK    73936T573   8,569   313,190 SH       SOLE                  313,190
POWERSHARES FTSE RAFI EMERGIN  COMMON STOCK    73936T763  12,041   595,219 SH       SOLE                  595,219
POWERSHARES FTSE RAFI DEV MKT  COMMON STOCK    73936T771   1,713    83,300 SH       SOLE                   83,300
POWERSHARES FTSE RAFI DEV MKT  COMMON STOCK    73936T789   3,202    99,600 SH       SOLE                   99,600
PROSHARES SHORT S&P500 ETF      COMMON STOCK    74347R503   1,684    41,678 SH       SOLE                   41,678
PROSHARES SHORT QQQ ETF         COMMON STOCK    74347R602   3,543   113,252 SH       SOLE                  113,252
PROSHARES SHORT 20+ YEAR TREAS  COMMON STOCK    74347X849   5,095   163,445 SH       SOLE                  163,445
SPDR DOW JONES INTL REAL ESTAT  COMMON STOCK    78463X863   6,878   216,089 SH       SOLE                  216,089
SPDR DOW JONES REIT ETF         COMMON STOCK    78464A607   7,579   117,684 SH       SOLE                  117,684
TEMPLETON EMERG MKTS INCOME FD  COMMON STOCK    880192109  12,198   783,439 SH       SOLE                  783,439